MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
LETTER TO THE SHAREHOLDERS May 31, 1998

                               Two World Trade Center, New York, New York 10048


DEAR SHAREHOLDER:

The U.S. stock market advanced significantly during the fiscal year ended May 31, 1998, supported by a decline in long-term interest rates. Concern about the receding Asian economies and their slow process of reform dominated the world outlook and contributed to the drop in long-term rates from 6.91 percent to
5.80 percent.

The expansion of the U.S. economy is now in its seventh year, unemployment is at a 28-year low and the increase in hourly earnings has accelerated to more than 4 percent. Normally, these signs of an overheating economy might induce the Federal Reserve Board to increase interest rates. However, Asia represents about one-third of the global economy and prior to its current financial crisis had been contributing significantly to earnings growth for many large U.S. companies. South Korea's industrial production declined 11 percent in April and China's exports declined 1.5 percent in May. We believe the considerable weakness in Asia could negatively affect U.S. growth, causing manufacturing jobs to continue to decline and increasing unemployment later this year. Given this scenario, we believe the Federal Reserve Board is likely to delay increasing interest rates.

Over the past 12 months, the Standard & Poor's Financial Index outperformed the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), gaining 38.4 percent. The financial services industry achieved healthy earnings growth due to a robust economy and the benefits of consolidation. The brokerage sector had the strongest earnings growth and the most acquisition activity, which drove it up 62 percent. This was followed by gains of 45 percent for the savings and loan sector, 37 percent for banking and 31 percent for insurance.


PERFORMANCE

During the fiscal year ended May 31, 1998, Morgan Stanley Dean Witter Financial Services Trust's Class B shares produced a total return of 45.25 percent versus
30.67 percent for the S&P 500 Index and 41.07 percent for

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
LETTER TO THE SHAREHOLDERS May 31, 1998, continued


the Lipper Financial Services Funds Index. Since their inception on July 28, 1997, through May 31, 1998, the Fund's Class A, C and D shares posted total returns of 27.74 percent, 26.95 percent and 27.03 percent, respectively, versus
32.71 percent for the S&P 500 Index and 21.75 percent for the Lipper Financial Services Funds Index. The performance of the Fund's four share classes varies because of differing sales charges and expenses.

The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares from inception (February 26, 1997) through the fiscal year ended May 31, 1998, versus similar investments in the issues that comprise the S&P 500 Index and Lipper Financial Services Funds Index.


PORTFOLIO STRATEGY

The Fund is positioned to benefit from the growth in the wealth management industry. In fact, half the stocks in the portfolio derive some portion of their earnings from this business. The Fund is overweighted in brokerage, life insurance and annuity stocks and is market weighted in asset management companies. In addition, the Fund's bank stock investments focus on companies that emphasize wealth management.

The Fund is market weighted in regional banks and underweighted in money-center banks, thrifts and property and casualty insurers.

The Fund has committed 7 percent of its assets to European financial services companies. Europe is in the early stages of an economic recovery. It is also moving towards more shareholder oriented corporate management which is putting greater emphasis on improving profitability. Our focus is on banks in Spain and Italy, because they have virtually no exposure to Asia. We also have positions in several European insurance companies that either are focused on wealth management or that appear to have substantial opportunities for restructuring.

Exposure to the consumer finance sector was increased during the fiscal year. In recent years, bankruptcies have accounted for about half of the credit losses in the credit card business. The number of bankruptcies actually fell in May, a major trend change after rising steadily for many years. The Fund has also added exposure to financial and data servicing companies, which have lagged the stock market for two years and are more defensive in nature. The Fund continues to look for opportunities in the emerging electronic commerce sector, which represents about 4 percent of the Fund's assets.


OUTLOOK

We continue to believe that the Fund will be well served by its focus on those sectors of financial services that are best positioned to benefit from consolidation, deregulation and technology. Earnings momentum

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
LETTER TO THE SHAREHOLDERS May 31, 1998, continued


for many financial services stocks peaked in 1996. However, earnings growth continues at a low double-digit rate, exceeding that of nonfinancial companies. We believe that financial services stocks are attractively valued at a 24 percent discount to the S&P 500.

Recently, the number of mergers in the financial services industry has slowed. The most notable transactions have been mergers of equals between the larger players, which are focused on gaining scale and global reach. We believe that the resulting companies will be more diversified, which should lead to more stable earnings per share growth, and possibly better stock valuations.

We appreciate your support of Morgan Stanley Dean Witter Financial Services Trust and look forward to continuing to serve your investment needs and objectives.


Sincerely,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FUND PERFORMANCE May 31, 1998


    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                        GROWTH OF $10,000 CLASS B SHARES

-------------------------------------------------------------------------------
        Date              TOTAL            S&P 500(4)          LIPPER(5)
-------------------------------------------------------------------------------
February 26, 1997       $10,000             $10,000             $10,000
-------------------------------------------------------------------------------
   May 31, 1997         $10,650             $10,602             $10,407
-------------------------------------------------------------------------------
   May 31, 1998         $14,197(3)          $13,853             $14,682
-------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                         AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                      CLASS B SHARES**
------------------------------------------------------------
PERIOD ENDED 5/31/98
--------------------------
1 year                           45.25%(1)        40.25%(2)
From Inception (2/26/97)         35.12%(1)        32.17%(2)

                      CLASS C SHARES++
-------------------------------------------------------------
PERIOD ENDED 5/31/98
--------------------------
From Inception (7/28/97)         26.95%(1)        25.95%(2)

                      CLASS A SHARES+
-------------------------------------------------------------
PERIOD ENDED 5/31/98
--------------------------
From Inception (7/28/97)         27.74%(1)        21.03%(2)



                      CLASS D SHARES+++
-------------------------------------------------------------
PERIOD ENDED 5/31/98
--------------------------
From Inception (7/28/97)         27.03%(1)

--------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 4% CDSC, assuming a complete redemption on May 31, 1998.
(4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Financial Services Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Financial Services Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.
* For periods of less than one year, the Fund quotes its total return on a non-annualized basis.
** The maximum contingent deferred sales charge (CDSC) for Class B shares is 5%. The CDSC declines to 0% after six years.
+     The maximum front-end sales charge for Class A shares is 5.25%.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
+++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS May 31, 1998

NUMBER OF
 SHARES                                                  VALUE
------------------------------------------------------------------
             COMMON STOCKS (91.0%)
             Advertising (0.1%)
 10,800      Young & Rubicam, Inc.* ...............   $    302,400
                                                      ------------
             Annuities (10.4%)
 60,000      Allmerica Financial Corp. ............      3,761,250
220,000      Equitable Companies, Inc. ............     15,152,500
 30,000      Hartford Financial Services Group
               Inc. ...............................      3,301,875
 25,400      Hartford Life, Inc. (Class A) ........      1,308,100
 50,000      Lincoln National Corp. ...............      4,493,750
140,000      Nationwide Financial Services,
             Inc. (Class A) .......................      6,081,250
110,000      SunAmerica, Inc. .....................      5,348,750
                                                      ------------
                                                        39,447,475
                                                      ------------
             Asset Management (1.8%)
100,000      Affiliated Managers Group, Inc.*......      3,581,250
 50,000      Amvescap PLC (ADR)
               (United Kingdom) ...................      2,653,125
 41,600      Federated Investors, Inc.
               (Class B)* .........................        746,200
                                                      ------------
                                                         6,980,575
                                                      ------------
             Banks -- European (2.7%)
 63,000      Banco Bilbao Vizcaya, S.A.
               (Spain) ............................      3,161,633
 42,500      Corporacion Bancaria de Espana,
               S.A. (Spain) .......................      3,618,274
620,000      Credito Italiano SPA (Italy) .........      3,454,466
                                                      ------------
                                                        10,234,373
                                                      ------------
             Banks -- Midwest (3.4%)
 36,000      Comerica, Inc. .......................      2,367,000
 52,500      Fifth Third Bancorp. .................      2,585,625
 67,000      National City Corp. ..................      4,539,250
 90,000      Norwest Corp. ........................      3,498,750
                                                      ------------
                                                        12,990,625
                                                      ------------
             Banks -- Money Center (5.7%)
 60,000      BankAmerica Corp. ....................      4,961,250
 15,000      Bankers Trust Corp. ..................      1,852,500
 50,000      Citicorp .............................      7,456,250
 20,000      NationsBank Corp. ....................      1,515,000
 93,000      Travelers Group, Inc. ................      5,673,000
                                                      ------------
                                                        21,458,000
                                                      ------------
             Banks -- North East (9.2%)
 65,000      Bank of New York Co., Inc. ...........      3,973,125
 90,000      BankBoston Corp. .....................      9,483,750



NUMBER OF
 SHARES                                                  VALUE
------------------------------------------------------------------
 40,000      Fleet Financial Group, Inc. ..........   $  3,280,000
100,000      Mellon Bank Corp. ....................      6,743,750
138,000      North Fork Bancorporation, Inc. ......      3,320,625
 23,500      PNC Bank Corp. .......................      1,357,125
 75,000      State Street Corp. ...................      5,170,312
 25,000      Summit Bancorp .......................      1,253,125
                                                      ------------
                                                        34,581,812
                                                      ------------
             Banks -- South East (9.5%)
 72,000      AmSouth Bancorporation ...............      2,767,500
 90,000      Compass Bancshares Inc. ..............      4,269,375
 30,000      Crestar Financial Corp. ..............      1,723,125
 40,000      First American Corp. .................      1,842,500
 40,000      First Tennessee National Corp. .......      1,265,000
 87,540      First Union Corp. ....................      4,842,056
 50,000      First Virginia Banks, Inc. ...........      2,612,500
 87,000      National Commerce Bancorporation .....      3,849,750
 96,600      Provident Bankshares Corp. ...........      3,018,750
 60,000      Regions Financial Corp. ..............      2,460,000
 63,000      Southtrust Corp. .....................      2,551,500
 41,000      Union Planters Corp. .................      2,398,500
 30,000      Wachovia Corp. .......................      2,401,875
                                                      ------------
                                                        36,002,431
                                                      ------------
             Banks -- West (3.4%)
 60,000      City National Corp. ..................      2,205,000
105,000      U.S. Bancorp .........................      4,108,125
 10,000      Wells Fargo & Co. ....................      3,615,000
 55,000      Zions Bancorporation .................      2,825,625
                                                      ------------
                                                        12,753,750
                                                      ------------
             Brokerage (8.8%)
 28,000      Bear Stearns Companies, Inc. .........      1,519,000
 87,500      Edwards (A.G.), Inc. .................      3,538,281
 15,000      Everen Capital Corp. .................        775,312
 45,300      Hambrecht & Quist Group, Inc.*........      1,392,975
 34,600      Legg Mason, Inc. .....................      2,086,812
110,000      Lehman Brothers Holdings, Inc. .......      7,803,125
 25,000      McDonald & Co. Investments, Inc.              750,000
100,000      Merrill Lynch & Co., Inc. ............      8,950,000
 57,000      Morgan Keegan, Inc. ..................      1,307,437
 80,000      Paine Webber Group, Inc. .............      3,435,000
 54,000      Raymond James Financial, Inc. ........      1,633,500
                                                      ------------
                                                        33,191,442
                                                      ------------
             Computer Software (0.9%)
 75,000      Compuware Corp.* .....................      3,440,625
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS May 31, 1998 (continued)

NUMBER OF
 SHARES                                                  VALUE
------------------------------------------------------------------
             Credit Card (4.3%)
 70,000      American Express Co. .................   $  7,183,750
140,000      Providian Financial Corp. ............      8,907,500
                                                      ------------
                                                        16,091,250
                                                      ------------
             Disability Insurance (2.2%)
120,000      Provident Companies, Inc. ............      4,425,000
 68,000      UNUM Corp. ...........................      3,778,250
                                                      ------------
                                                         8,203,250
                                                      ------------
             Financial & Data Servicing (4.7%)
 60,000      Automatic Data Processing, Inc. ......      3,817,500
 65,000      Ceridian Corp.* ......................      3,510,000
165,000      First Data Corp. .....................      5,486,250
250,000      PMT Services, Inc.* ..................      4,843,750
                                                      ------------
                                                        17,657,500
                                                      ------------
             Financial Services (2.9%)
 50,000      Associates First Capital Corp.
               (Class A) ..........................      3,740,625
 75,000      General Electric Co. .................      6,253,125
 37,500      Heller Financial, Inc.* ..............      1,045,313
                                                      ------------
                                                        11,039,063
                                                      ------------
             Insurance Brokers (1.5%)
 50,000      Aon Corp. ............................      3,203,125
 28,000      Marsh & McLennan Companies, Inc. .....      2,451,750
                                                      ------------
                                                         5,654,875
                                                      ------------
             Life Insurance (6.6%)
 90,000      Aegon N.V. (ARS) (Netherlands) .......      7,138,125
 55,000      American General Corp. ...............      3,691,875
 98,000      Protective Life Corp. ................      3,528,000
100,000      ReliaStar Financial Corp. ............      4,325,000
 80,000      Torchmark Corp. ......................      3,430,000
 25,000      Transamerica Corp. ...................      2,875,000
                                                      ------------
                                                        24,988,000
                                                      ------------
             Multi-line Insurance (3.1%)
 10,800      Allianz AG (Germany) .................      3,411,481
 37,000      American International Group,
               Inc. ...............................      4,581,063
 58,000      Assurances Generales de France
               (France) ...........................      3,574,686
                                                      ------------
                                                        11,567,230
                                                      ------------


NUMBER OF
 SHARES                                                  VALUE
------------------------------------------------------------------
             On Line Trade (4.0%)
 54,000      America Online, Inc.* ................   $  4,498,875
 85,000      Cendant Corp.* .......................      1,843,438
140,000      Checkfree Holdings Corp.* ............      3,167,500
120,000      Intuit, Inc.* ........................      5,700,000
                                                      ------------
                                                        15,209,813
                                                      ------------
             Property -- Casualty Insurance (1.2%)
 50,000      Allstate Corp. .......................      4,706,250
                                                      ------------
             Real Estate Related (0.7%)
 30,000      LandAmerica Financial Group,
               Inc. ...............................      1,432,500
 20,000      MGIC Investment Corp. ................      1,198,750
                                                      ------------
                                                         2,631,250
                                                      ------------
             Reinsurers (1.4%)
 20,000      Ace, Ltd. (Bermuda) ..................        712,500
 11,900      Annuity and Life Re (Holdings),
               Ltd.* ..............................        270,725
 19,000      General Re Corp. .....................      4,177,625
                                                      ------------
                                                         5,160,850
                                                      ------------
             Specialty Insurance (2.1%)
 90,000      Ambac Financial Group, Inc. ..........      4,921,875
  5,500      Executive Risk, Inc. .................        346,156
 75,000      Mutual Risk Management Ltd.
               (Bermuda) ..........................      2,629,688
                                                      ------------
                                                         7,897,719
                                                      ------------
             Thrifts -- West (0.4%)
 20,000      Ahmanson (H.F.) & Co. ................      1,525,000
                                                      ------------
             TOTAL COMMON STOCKS
             (Identified Cost $286,722,613)........    343,715,558
                                                      ------------


PRINCIPAL
AMOUNT IN
THOUSANDS
---------
             U.S. GOVERNMENT OBLIGATIONS (5.1%)
$ 9,000      U.S. Treasury Bond 6.125%
               due 11/15/27 .........................    9,403,560
 36,000      U.S. Treasury Bond Strips 0.00%
               due 05/15/20 .........................    9,873,360
                                                        ----------
             TOTAL U.S. GOVERNMENT
             OBLIGATIONS
             (Identified Cost $19,129,989) ..........   19,276,920
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS May 31, 1998 (continued)

PRINCIPAL
AMOUNT IN
THOUSANDS                                                VALUE
------------------------------------------------------------------
             SHORT-TERM INVESTMENT (0.8%)
             REPURCHASE AGREEMENT
$  2,934     The Bank of New York 5.50%
               due 06/01/98 (dated 05/29/98;
               proceeds $2,935,068) (a)
               (Identified Cost $2,933,723) ........  $  2,933,723
                                                      ------------
TOTAL INVESTMENTS
(Identified Cost $308,786,325) (b).....       96.9%   $365,926,201

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES .................        3.1      11,867,803
                                             -----    ------------
NET ASSETS ............................      100.0%   $377,794,004
                                             =====    ============

--------------
ADR      American Depository Receipt.
ARS      American Regulatory Share.
 *       Non-income producing security.
(a) Collateralized by $2,930,328 U.S. Treasury Note 5.875% due 01/31/99 valued at $2,992,397.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $61,638,355 and the aggregate gross unrealized depreciation is $4,498,479, resulting in net unrealized appreciation of $57,139,876.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1998

ASSETS:
Investments in securities, at value (identified cost $308,786,325)........ $365,926,201
Cash .....................................................................        5,801
Receivable for:
   Investments sold ......................................................   23,188,436
   Shares of beneficial interest sold ....................................    1,395,138
   Dividends .............................................................      246,140
   Interest ..............................................................       26,362
Deferred organizational expenses .........................................       45,714
Prepaid expenses and other assets ........................................       78,326
                                                                           ------------
   TOTAL ASSETS ..........................................................  390,912,118
                                                                           ------------
LIABILITIES:
Payable for:
   Investments purchased .................................................   12,136,153
   Shares of beneficial interest repurchased .............................      364,090
   Plan of distribution fee ..............................................      322,520
   Investment management fee .............................................      243,122
Accrued expenses .........................................................       52,229
                                                                           ------------
   TOTAL LIABILITIES .....................................................   13,118,114
                                                                           ------------
   NET ASSETS ............................................................ $377,794,004
                                                                           ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .......................................................... $291,903,985
Net unrealized appreciation ..............................................   57,139,970
Accumulated undistributed net realized gain ..............................   28,750,049
                                                                           ------------
   NET ASSETS ............................................................ $377,794,004
                                                                           ============
CLASS A SHARES:
Net Assets ...............................................................   $2,249,376
Shares Outstanding (unlimited authorized, $.01 par value) ................      155,771
   NET ASSET VALUE PER SHARE .............................................       $14.44
                                                                                 ======
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) .....................       $15.24
                                                                                 ======
CLASS B SHARES:
Net Assets ............................................................... $370,180,704
Shares Outstanding (unlimited authorized, $.01 par value) ................   25,739,241
   NET ASSET VALUE PER SHARE .............................................       $14.38
                                                                                 ======
CLASS C SHARES:
Net Assets ...............................................................   $5,283,584
Shares Outstanding (unlimited authorized, $.01 par value) ................      367,546
   NET ASSET VALUE PER SHARE .............................................       $14.38
                                                                                 ======
CLASS D SHARES:
Net Assets ...............................................................      $80,340
Shares Outstanding (unlimited authorized, $.01 par value) ................        5,597
   NET ASSET VALUE PER SHARE .............................................       $14.35
                                                                                 ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended May 31, 1998*

NET INVESTMENT INCOME:
INCOME
Dividends (net of $17,767 foreign withholding tax)...................  $  3,375,251
Interest ............................................................       994,348
                                                                       ------------
   TOTAL INCOME .....................................................     4,369,599
                                                                       ------------
EXPENSES
Plan of distribution fee (Class A shares) ...........................         2,103
Plan of distribution fee (Class B shares) ...........................     2,700,250
Plan of distribution fee (Class C shares) ...........................        13,962
Investment management fee ...........................................     2,043,713
Transfer agent fees and expenses ....................................       343,134
Registration fees ...................................................       163,025
Professional fees ...................................................        37,210
Custodian fees ......................................................        30,621
Shareholder reports and notices .....................................        23,405
Trustees' fees and expenses .........................................        14,651
Organizational expenses .............................................         9,717
Other ...............................................................         2,639
                                                                       ------------
   TOTAL EXPENSES ...................................................     5,384,430
                                                                       ------------
   NET INVESTMENT LOSS ..............................................    (1,014,831)
                                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ......................................................    36,711,345
   Foreign exchange transactions ....................................          (116)
                                                                       ------------
   NET GAIN .........................................................    36,711,229
                                                                       ------------
Net change in unrealized appreciation on:
   Investments ......................................................    52,567,205
   Translation of other assets and liabilities denominated in
     foreign currencies .............................................            94
                                                                       ------------
   NET APPRECIATION .................................................    52,567,299
                                                                       ------------
   NET GAIN .........................................................    89,278,528
                                                                       ------------
NET INCREASE ........................................................  $ 88,263,697
                                                                       ============

--------------
*  Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE PERIOD
                                                         FOR THE YEAR    FEBRUARY 26, 1997*
                                                             ENDED            THROUGH
                                                        MAY 31, 1998**      MAY 31,1997
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
OPERATIONS :
Net investment income (loss) .........................   $ (1,014,831)       $    261,857
Net realized gain (loss) .............................     36,711,229          (3,256,066)
Net change in unrealized appreciation ................     52,567,299           4,572,671
                                                         ------------        ------------
   NET INCREASE ......................................     88,263,697           1,578,462
                                                         ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM :
Net investment income
   Class A shares ....................................         (3,881)                 --
   Class B shares ....................................       (455,578)                 --
   Class C shares ....................................         (2,430)                 --
   Class D shares ....................................         (1,110)                 --
Net realized gain
   Class A shares ....................................        (10,962)                 --
   Class B shares ....................................     (3,673,879)                 --
   Class C shares ....................................        (12,423)                 --
   Class D shares ....................................         (2,737)                 --
                                                         ------------        ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................     (4,163,000)                 --
                                                         ------------        ------------
Net increase from transactions in shares of beneficial
  interest ...........................................    117,042,732         174,972,113
                                                         ------------        ------------
   NET INCREASE ......................................    201,143,429         176,550,575

NET ASSETS:
Beginning of period ..................................    176,650,575             100,000
                                                         ------------        ------------
   END OF PERIOD
   (Including undistributed net investment income
     of $0 and $267,531, respectively) ...............   $377,794,004        $176,650,575
                                                         ============        ============

--------------
*   Commencement of operations.
**  Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Financial Services Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of companies in the financial services and financial services related industries. The Fund was organized as a Massachusetts business trust on November 8, 1996 and had no other operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on February 26, 1997. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

Effective June 22, 1998, the following entities have changed their name:

OLD NAME                               NEW NAME
--------                               --------
Dean Witter Financial Services         Morgan Stanley Dean Witter Financial
  Trust                                  Services Trust
Dean Witter InterCapital Inc.          Morgan Stanley Dean Witter Advisors Inc.
Dean Witter Distributors Inc.          Morgan Stanley Dean Witter
                                         Distributors Inc.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998, continued


available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998, continued


The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $61,100 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998, continued


space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $13,332,953 at May 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998, continued


not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended May 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended May 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $654,092 and $951, respectively and received $83,387 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 1998 aggregated $368,687,499 and $256,505,630, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $50,835,267 and $33,677,617, respectively.

For the year ended May 31, 1998, the Fund incurred brokerage commissions of $55,735 with DWR for portfolio transactions executed on behalf of the Fund. At May 31, 1998, the Fund's receivable for investments sold included unsettled trades with DWR of $881,390.

For the year ended May 31, 1998, the Fund incurred brokerage commissions of $30,982 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $2,600.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998, continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                        FOR THE PERIOD
                                                                    FOR THE YEAR                      FEBRUARY 26, 1997*
                                                                       ENDED                                THROUGH
                                                                    MAY 31, 1998                         MAY 31, 1997
                                                            ------------------------------        -----------------------------
                                                              SHARES             AMOUNT             SHARES           AMOUNT
                                                            ----------        ------------        ----------      -------------
CLASS A SHARES**
Sold ................................................          300,963        $  4,241,757                --                 --
Reinvestment of dividends and distributions .........            1,064              13,954                --                 --
Repurchased .........................................         (146,256)         (2,205,269)               --                 --
                                                            ----------        ------------        ----------      -------------
Net increase - Class A ..............................          155,771           2,050,442                --                 --
                                                            ----------        ------------        ----------      -------------
CLASS B SHARES
Sold ................................................       19,573,073         253,166,642        19,038,217      $ 188,928,099
Reinvestment of dividends and distributions .........          293,365           3,846,011                --                 --
Repurchased .........................................      (11,707,449)       (147,225,462)       (1,467,965)       (13,955,986)
                                                            ----------        ------------        ----------      -------------
Net increase - Class B ..............................        8,158,989         109,787,191        17,570,252        174,972,113
                                                            ----------        ------------        ----------      -------------
CLASS C SHARES**
Sold ................................................          381,780           5,334,663                --                 --
Reinvestment of dividends and distributions .........            1,101              14,425                --                 --
Repurchased .........................................          (15,335)           (211,713)               --                 --
                                                            ----------        ------------        ----------      -------------
Net increase - Class C ..............................          367,546           5,137,375                --                 --
                                                            ----------        ------------        ----------      -------------
CLASS D SHARES** ....................................
Sold ................................................          159,352           2,256,843                --                 --
Reinvestment of dividends and ditributions ..........               46                 610                --                 --
Repurchased .........................................         (153,801)         (2,189,729)               --                 --
                                                            ----------        ------------        ----------      -------------
Net increase - Class D ..............................            5,597              67,724                --                 --
                                                            ----------        ------------        ----------      -------------
Net increase in Fund ................................        8,687,903        $117,042,732        17,570,252      $ 174,972,113
                                                            ==========        ============        ==========      =============

--------------
*    Commencement of operations.
**   For the period July 28, 1997 (issue date) through May 31, 1998.

6. FEDERAL INCOME TAX STATUS

As of May 31, 1998, the Fund had permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from these differences, paid-in-capital was charged $205,186, accumulated undistributed net realized gain was charged $1,005,113 and net investment loss was credited $1,210,299.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998, continued


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 1998, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                            FOR THE PERIOD
                                                       FOR THE YEAR       FEBRUARY 26, 1997*
                                                           ENDED               THROUGH
                                                     MAY 31, 1998**++        MAY 31, 1997
--------------------------------------------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............        $10.05                 $10.00
                                                         ------                 ------
Net investment income (loss) ....................         (0.05)                  0.01
Net realized and unrealized gain ................          4.58                   0.04
                                                         ------                 ------
Total from investment operations ................          4.53                   0.05
                                                         ------                 ------
Less dividends and distributions from:
 Net investment income ..........................         (0.02)                    --
 Net realized gain ..............................         (0.18)                    --
                                                         ------                 ------
Total dividends and distributions ...............         (0.20)                    --
                                                         ------                 ------
Net asset value, end of period ..................        $14.38                 $10.05
                                                         ======                 ======
TOTAL INVESTMENT RETURN+ ........................         45.25%                  0.50%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................          1.98%                  2.23%(2)
Net investment income (loss) ....................         (0.38)%                 0.64%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........      $370,181               $176,651
Portfolio turnover rate .........................            99%                    17%(1)
Average commission rate paid ....................       $0.0533                $0.0573

-------------
*     Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL HIGHLIGHTS, continued

                                                        FOR THE PERIOD
                                                        JULY 28, 1997*
                                                           THROUGH
                                                        MAY 31, 1998++
----------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period ............         $11.51
                                                           ------
 Net investment income ...........................           0.04
 Net realized and unrealized gain ................           3.13
                                                           ------
 Total from investment operations ................           3.17
                                                           ------
Less dividends and distributions from:
  Net investment income ..........................          (0.06)
  Net realized gain ..............................          (0.18)
                                                           ------
 Total dividends and distributions ...............          (0.24)
                                                           ------
 Net asset value, end of period ..................         $14.44
                                                           ======
 TOTAL INVESTMENT RETURN+ ........................          27.74%(1)

RATIOS TO AVERAGE NET ASSETS:
 Expenses ........................................           1.23%(2)
 Net investment income ...........................           0.34%(2)

SUPPLEMENTAL DATA:
 Net assets, end of period, in thousands .........         $2,249
 Portfolio turnover rate .........................             99%
 Average commission rate paid ....................        $0.0533

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period ............         $11.51
                                                           ------
 Net investment loss .............................          (0.05)
 Net realized and unrealized gain ................           3.13
                                                           ------
 Total from investment operations ................           3.08
                                                           ------
Less dividends and distributions from:
  Net investment income ..........................          (0.03)
  Net realized gain ..............................          (0.18)
                                                           ------
 Total dividends and distributions ...............          (0.21)
                                                           ------
 Net asset value, end of period ..................         $14.38
                                                           ======
 TOTAL INVESTMENT RETURN+ ........................          26.95%(1)

RATIOS TO AVERAGE NET ASSETS:
 Expenses ........................................           1.96%(2)
 Net investment loss .............................          (0.42)%(2)

SUPPLEMENTAL DATA:
 Net assets, end of period, in thousands .........         $5,284
 Portfolio turnover rate .........................             99%
 Average commission rate paid ....................        $0.0533

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL HIGHLIGHTS, continued

                                                     FOR THE PERIOD
                                                     JULY 28, 1997*
                                                        THROUGH
                                                     MAY 31, 1998++
-------------------------------------------------------------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............   $ 11.51
                                                    -------
Net investment income ...........................      0.08
Net realized and unrealized gain ................      3.01
                                                    -------
Total from investment operations ................      3.09
                                                    -------
Less dividends and distributions from:
 Net investment income ..........................     (0.07)
 Net realized gain ..............................     (0.18)
                                                    -------
Total dividends and distributions ...............     (0.25)
                                                    -------
Net asset value, end of period ..................    $14.35
                                                     ======
TOTAL INVESTMENT RETURN+ ........................     27.03%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................      0.94%(2)
Net investment income ...........................      0.63%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $80
Portfolio turnover rate .........................        99%
Average commission rate paid ....................   $0.0533

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Financial Services Trust (the "Fund"), formerly Dean Witter Financial Services Trust, at May 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
July 6, 1998

-------------------------------------------------------------------------------
                      1998 FEDERAL TAX NOTICE (unaudited)

For the year ended May 31, 1998, 21.10% of the Fund's income dividends qualified for the dividends received deduction available to corporations.
-------------------------------------------------------------------------------

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
FINANCIAL SERVICES
TRUST


[Graphic]


ANNUAL REPORT
MAY 31, 1998